Cover	8 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	MP Materials Corp. / DE
Entity Central Index Key	0001801368
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true